Restatement of Previously Issued Financial Statements	6 Months Ended
Dec. 31, 2020
Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements

Note 2 —Restatement of Previously Issued Financial Statements

In May 2021, the Audit Committee of the Company, in consultation with management, concluded that, because of a misapplication of the accounting guidance related to its public and private placement warrants to purchase common stock that the Company issued in October 2020 (the “Warrants”), the Company’s previously issued financial statements for the Affected Period should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Period included in this Annual Report.

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff’) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “Public Statement”). In the Public Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet and, based on our application of Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”), our statement of operations did not include subsequent non-cash changes in estimated fair value of the Warrants. The views expressed in the Public Statement were not consistent with our historical interpretation of specific provisions within our warrant agreement, dated as of October 6, 2021 (“warrant agreement”), and our application of ASC 815-40 to the warrant agreement. Since issuance on October 9, 2020, the Company’s warrants were accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

Therefore, the Company, in consultation with its Audit Committee, concluded that its previously issued Financial Statements as of December 31, 2020, and for the period from July 6, 2020 (inception) through December 31, 2020 should be restated because of a reclassification of of our outstanding warrants to purchase common stock (the “Warrants”) and, solely as a result of this material weakness, should no longer be relied upon.

Impact of the Restatement

The impact of the restatement on the balance sheets, statements of operations and statements of cash flows for the Affected Period is presented below. The restatement had no impact on net cash flows from operating, investing or financing activities.

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$412,780,872	$—	$412,780,872

Liabilities and stockholders’ equity
Total current liabilities	$552,723	$—	$552,723
Deferred underwriting commissions	14,375,138	—	14,375,138
Derivative warrant liabilities	—	49,097,230	49,097,230

Total liabilities	14,927,861	49,097,230	64,025,091
Class A common stock, $0.0001 par value; shares subject to possible redemption	392,853,010	(49,097,230)	343,755,780
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock—$0.0001 par value	179	491	670
Class B common stock—$0.0001 par value	1,027	—	1.027
Additional paid-in-capital	5,385,198	10,387,424	15,772,622
Accumulated deficit	(386,403)	(10,387,915)	(10,774,318)

Total stockholders’ equity	5,000,001	—	5,000,001

Total liabilities and stockholders’ equity	$412,780,872	$—	$412,780,872

	Period From July 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported		Restatement Adjustment		As Restated
Statement of Operations
Loss from operations	$(454,875)		$—		$(454,875)
Other (expense) income:
Financing costs—derivative warrant liabilities	—		(6,800,025)		(6,800,025)
Change in fair value of derivative warrant liabilities	—		(3,587,890)		(3,587,890)
Interest earned on marketable securities held in Trust Account	79,568		—		79,568
Unrealized gain on marketable securtities held in Trust Account	5,613		—		5,613

Total other (expense) income	85,181		(10,387,915)		(10,302,734)
Income tax expense	16,709		—		16,709

Net loss	$(386,403)		$(10,387,915)		$(10,774,318)

Weighted average shares outstanding of common stock subject to redemption, basic and diluted	38,896,852		(4,510,304)		34.386,548
Basic and diluted net loss per share, common stock subject to redemption	$—		$—		$—

Weighted average shares outstanding of common stock, basic and diluted	10,985,515		2,338,676		13,324,191

Basic and diluted net loss per share, common stock	$(0.04	) $	(0.77	) $	(0.81)

	Period From July 6, 2020 (Inception) Through December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Statement of Cash Flows
Net cash used in operating activities	(248,954)	—	(248,954)
Net cash used in investing activities	(410,718,230)	—	(410,718,230)
Net cash provided by financing activities	412,663,675	—	412,663,675

Net change in cash	$1,696,491	$—	$1,696,491

In addition, the impact to the balance sheet dated October 9, 2020, filed on Form 8-K on October 16, 2020 related to the impact of accounting for the Public Warrants and Private Placement Warrants as liabilities at fair value resulted in a $44.4 million increase to the derivative warrant liabilities line item at October 9, 2020 and offsetting decrease to the Class A common stock subject to possible redemption mezzanine equity line item. There was no change to total stockholders’ equity at the reported balance sheet date.